Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Summary of Depreciation on Property, Plant and Equipment Over Their Expected Useful Economic Life

Depreciation is provided on property, plant and equipment over their expected useful economic life as follows:

Asset class	Depreciation method and period
Office and computer equipment	Straight-line over 3 years
Fixtures and fittings	Straight-line over 5 years, or, for non-removable items, the remaining term of an associated lease, whichever is shorter
Right of use assets	Straight-line over the lease terms, which are between two and five years, or the estimated useful lives of the assets, whichever is shorter

Summary of Amortization Method and Amortization Period for the Principal Categories of Intangible Assets

The amortization method and amortization period for the principal categories of intangible assets are follows:

Asset class	Amortization method and period
Patents	Straight-line over 20 years
Computer software	Straight-line between 3 and 5 years